Aquila Investment Management LLC
380 Madison Avenue
New York, NY  10017







December 28, 2012




VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549


RE:	Tax-Free Trust of Arizona
	Annual Report on Form N-CSR/A
	(33 Act No. 33-1857; 40 Act No. 811-4503)




Ladies and Gentlemen:

       On behalf of Tax-Free Trust of Arizona, a Massachusetts business trust (the 'Trust'), we are hereby filing an amendment to the Trust's Form N-CSR which was originally filed on September 6, 2012. The original filing included the Trust's June 30, 2012
Annual Report; however, the Report was not incorporated as Item 1 of the Form.


	This amended Form N-CSR/A is being filed in its entirety under Section 30 of the Investment Company Act of of 1940 and Sections 13 and 15(d) of the Securities Exchange
Act of 1934.


	Please call the undersigned at (917) 209-5080 with any comments or questions relating to the filing.




Sincerely,

/s/ Randall S. Fillmore
-----------------------

Randall S. Fillmore
Chief Compliance Officer